REVENUES	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
REVENUES
NOTE 9:-	REVENUES

The following represents the total revenue for the six-month periods ended June 30, 2024 and 2023 by region based on the invoicing address of customers:

	Six months ended June 30,
	2024	2023
	Unaudited
Revenue from sales to customers:

United States	$4,261	$-
Europe	5,000	-

Total revenues	$9,261	$-

Contract Balances

Of the $ 36,541 of deferred revenue recorded as of December 31, 2023, the Company recognized $ 4,261 as revenue during the six months ended June 30, 2024. The Company had no deferred revenues as of December 31, 2022.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of revenue not yet delivered. As of June 30, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $32,280, that the Company expects to recognize as revenue. As of June 30, 2024, the Company expects to recognize 35% of its remaining performance obligations as revenue over the next 12 months.